SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 4,220
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	4,220
Sahara Petroleum Services Company [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,770
Total intangible assets, term	8 years
Sahara Petroleum Services Company [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 450
Total intangible assets, term	2 years